Condensed Financial Statements of Parent (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Operations
Interest expense	$ 6,407	$ 10,002	$ 7,786	$ 7,743	$ 7,343	$ 3,786	$ 2,140	$ 2,131	$ 2,139	$ 32,874	$ 10,196	$ 8,985
Loss before income taxes, equity in undistributed earnings of subsidiaries and preferred stock activity	39,650	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	197,393	(6,243)	(11,540)
Income tax expense (benefit)	14,354	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	70,684	(1,145)	(5,009)
Income (loss) attributable to Hilltop	25,186	30,870	39,307	22,092	33,073	8,822	(4,048)	(10,709)	343	125,342	(5,592)	(6,531)
Hilltop Holdings Inc.
Condensed Statements of Operations
Investment income										6,635	7,035	4,284
Interest expense										8,232	6,996	7,135
General and administrative expense										10,439	14,488	8,868
Loss before income taxes, equity in undistributed earnings of subsidiaries and preferred stock activity										(12,036)	(14,449)	(11,719)
Income tax expense (benefit)										(4,680)	(3,313)	(5,138)
Equity in undistributed earnings of subsidiaries										134,065	6,038	50
Income (loss) attributable to Hilltop										$ 126,709	$ (5,098)	$ (6,531)